Related Party Transactions - Shared Services Agreements with Strathspey Crown Limited, LLC (Details) - Shared Services Agreements - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Agreement term	1 year
Agreement renewal term	1 year
Period to provide notice for termination	60 days
Expenses		$ 0.0	$ 0.1
Strathspey Crown Holdings Group, LLC [Member]
Related Party Transactions
Percentage of markup	10.00%